Balances and Transactions in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2023
Balances and Transactions in Foreign Currencies [Abstract]
Summary of Assets, Liabilities and Transactions in Foreign Currencies	For the three years ended on December 31, 2023, 2022 and 2021, the assets, liabilities and transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets				Liabilities
Balances	Short-Term		Long-Term		Short-Term		Long- Term
As of December 31, 2023
U.S. dollars	Ps.	128,143	Ps.	895	Ps.	5,534	Ps.	71,969
Euros		4,311		—		498		19,404
Other currencies		46		1,311		6		—
Total	Ps.	132,500	Ps.	2,206	Ps.	6,038	Ps.	91,373
As of December 31, 2022
U.S. dollars	Ps.	40,557	Ps.	978	Ps.	11,049	Ps.	111,962
Euros		34		—		400		24,782
Other currencies		46		1,358		6		—
Total	Ps.	40,637	Ps.	2,336	Ps.	11,455	Ps.	136,744

Transactions	Revenues		Other Operating Revenues		Purchases of Raw Materials		Interest Expense		Consulting Fees		Asset Acquisitions		Share Disposition		Other
For the year ended
December 31, 2023
U.S. dollars	Ps.	13,322	Ps.	5,981	Ps.	21,806	Ps.	1,266	Ps.	815	Ps.	40	Ps.	—	Ps.	5,022
Euros		3,064		1		185		288		782		—		3,120		11
Other currencies		9		2		—		—		—		3		—		—
Total	Ps.	16,395	Ps.	5,984	Ps.	21,991	Ps.	1,554	Ps.	1,597	Ps.	43	Ps.	3,120	Ps.	5,033
For the year ended
December 31, 2022
U.S. dollars	Ps.	6,373	Ps.	2,080	Ps.	25,247	Ps.	2,411	Ps.	1,011	Ps.	44	Ps.	—	Ps.	4,245
Euros		651		1		253		226		11		3		—		779
Other currencies		—		—		—		—		16		—		—		—
Total	Ps.	7,024	Ps.	2,081	Ps.	25,500	Ps.	2,637	Ps.	1,038	Ps.	47	Ps.	—	Ps.	5,024
For the year ended
December 31, 2021
U.S. dollars	Ps.	4,261	Ps.	2,107	Ps.	20,009	Ps.	3,466	Ps.	826	Ps.	180	Ps.	—	Ps.	2,908
Euros		14		—		81		1,371		16		8		—		1
Other currencies		7		14		—		—		1		—		—		64
Total	Ps.	4,282	Ps.	2,121	Ps.	20,090	Ps.	4,837	Ps.	843	Ps.	188	Ps.	—	Ps.	2,973

Summary of Exchange Rates
Mexican peso exchange rates effective at the dates of the consolidated statements of financial position and the issuance date of the Company’s consolidated financial statements were as follows:

	December 31,		April 15,
	2023	2022	2024
U.S. dollar	16.8935	19.3615	16.4583
Euro	18.6896	20.7810	17.7503